Income Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Per Share [Abstract]
Income (loss) from continuing operations, net of income attributable to noncontrolling interests									$ 314,331	$ (54,749)	$ 325,379
Income from discontinued operations, net of income attributable to noncontrolling interests									550,521	530,720	291,881
Net income attributable to Vornado									864,852	475,971	617,260
Preferred share dividends									(81,464)	(82,807)	(76,937)
Preferred unit and share redemptions									0	(1,130)	8,948
Net income Attributable to Common Shareholders	513,238	131,159	76,642	62,349	(68,887)	83,005	145,926	231,990	783,388	392,034	549,271
Earnings allocated to unvested participating securities									(125)	(110)	(202)
Numerator for basic income per share									783,263	391,924	549,069
Convertible preferred share dividends									97	0	113
Numerator for diluted income per share									$ 783,360	$ 391,924	$ 549,182
Denominator for basic income per share - weighted average shares									187,572	186,941	185,810
Employee stock options and restricted share awards (in shares)									1,075	768	670
Convertible preferred shares									43	0	50
Denominator for diluted income per share - weighted average shares and assumed conversions (in shares)									188,690	187,709	186,530
INCOME (LOSS) PER COMMON SHARE - BASIC:
Income (loss) from continuing operations, net (in dollars per share)									$ 1.24	$ (0.74)	$ 1.38
Income from discontinued operations, net (in dollars per share)									$ 2.94	$ 2.84	$ 1.57
Net income per common share (in dollars per share)	$ 2.73	$ 0.70	$ 0.41	$ 0.33	$ (0.37)	$ 0.44	$ 0.78	$ 1.24	$ 4.18	$ 2.10	$ 2.95
INCOME (LOSS) PER COMMON SHARE - DILUTED:
Income (loss) from continuing operations, net (in dollars per share)									$ 1.23	$ (0.74)	$ 1.38
Income from discontinued operations, net (in dollars per share)									$ 2.92	$ 2.83	$ 1.56
Net income per common share (in dollars per share)	$ 2.72	$ 0.69	$ 0.41	$ 0.33	$ (0.37)	$ 0.44	$ 0.78	$ 1.24	$ 4.15	$ 2.09	$ 2.94